Organization - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Nov. 30, 2013 Patent	May 31, 2013 Patent
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of patent license agreements	6	3